Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000169568
Account Value [Line Items]
Line Graph and Table Measure Name		Moerus Worldwide Fund - Class N
Accumulated Value	$ 10,000		$ 12,281	$ 12,275	$ 10,997	$ 7,818	$ 13,180	$ 13,972	$ 13,995	$ 19,049	$ 22,178	$ 30,097
C000169569
Account Value [Line Items]
Line Graph and Table Measure Name		Moerus Worldwide Fund - Institutional Class
Accumulated Value	100,000		123,085	123,362	110,700	79,022	133,462	141,789	142,461	194,300	226,690	308,438
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Accumulated Value	10,000		11,824	12,968	12,156	11,739	16,760	14,681	14,474	16,898	19,221	25,521
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Accumulated Value	10,000		11,753	13,144	12,974	13,678	19,402	18,086	18,240	22,537	25,613	33,366
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Accumulated Value	100,000		118,245	129,678	121,563	117,387	167,604	146,806	144,743	168,979	192,215	255,208
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Accumulated Value	$ 100,000		$ 117,525	$ 131,440	$ 129,739	$ 136,784	$ 194,021	$ 180,864	$ 182,400	$ 225,365	$ 256,133	$ 333,664